Basic and Diluted Net Loss per Common Share - Summary of Computation of Basic and Diluted Net Loss per Share (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator
Net loss	$ (1,696,898)	$ (3,300,363)	$ (800,734)	$ (15,147,953)	$ (20,585,925)	$ (32,511,300)
Weighted average common shares outstanding
Weighted-average common shares for basic net loss per share	9,826,599	3,434,551	9,794,267	3,434,551	5,340,682	2,460,026
Weighted-average common shares for dilutive net loss per share	9,826,599	3,434,551	9,794,267	3,434,551	5,340,682	2,460,026
Basic net loss per common share	$ (0.17)	$ (0.96)	$ (0.08)	$ (4.41)	$ (3.85)	$ (13.22)
Diluted net loss per common share	$ (0.17)	$ (0.96)	$ (0.08)	$ (4.41)	$ (3.85)	$ (13.22)